Other Investments	12 Months Ended
Dec. 31, 2016
Other Investments
Other Investments

11. Other Investments

	As of December 31,
	2015	2016
	RMB	RMB
Cost-method investments:
WangZhi Technology Limited.	161,417	172,860
Qima Holdings Limited.	69,960	74,920
BabySpace Corporation	64,778	69,370
Hifashion Group Inc.	64,778	69,370
Others (Note)	170,168	227,205

Total investment costs:	531,101	613,725
Less: Accumulated impairment	(41,239)	(110,608)

Total	489,862	503,117

Note:

Other investments comprise of a number of investments in private companies which the Group owes equity interest of less than 20%, including certain E-commence companies and PRC registered companies that provide technology services.

        The impairment losses on cost method investments were RMB6,166, RMB41,239 and RMB65,940 during the years ended December 31, 2014, 2015 and 2016, respectively.